Share-based payments - Disclosure of share option and award plans (Details) £ / shares in Units, shares in Thousands	12 Months Ended
	Dec. 31, 2024 GBP (£) shares £ / shares	Dec. 31, 2023 GBP (£) shares £ / shares	Dec. 31, 2022 shares
SVP and DSVP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value per award granted in year | £	£ 1.52	£ 1.49
Weighted average share price at exercise/release during year (in GBP per share) | £ / shares	£ 1.74	£ 1.68
Weighted average remaining contractual life	1 year	1 year
Number of options/awards outstanding (in shares) | shares	441,713	435,820	445,673
Others
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options/awards outstanding (in shares) | shares	43,901	51,363	47,610
Others | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value per award granted in year | £	£ 0.81	£ 0.31
Weighted average share price at exercise/release during year (in GBP per share) | £ / shares	£ 1.72	£ 1.42
Weighted average remaining contractual life	0 years	0 years
Others | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value per award granted in year | £	£ 2.1	£ 1.69
Weighted average share price at exercise/release during year (in GBP per share) | £ / shares	£ 2.13	£ 1.69
Weighted average remaining contractual life	2 years	2 years